UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21571

Rogé Partners Funds

(Exact name of registrant as specified in charter)

 630 Johnson Avenue, Suite 103, Bohemia, NY

11716

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-218-0077

Date of fiscal year end:

6/30

Date of reporting period:  9/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
September 30, 2011

Shares	Security		Value

	EQUITY MUTUAL FUNDS (RIC's) - 58.47%
	Asset Allocation - 3.84%
4,635	FPA Crescent Fund		$ 116,606
21,169	Intrepid Capital Fund		226,503
4,428	Oakmark Equity & Income Fund		113,442
			456,551
	Blend - 2.90%
23,368	Matthew 25 Fund		344,443

	Growth - 14.30%
704	Baron Small Cap Fund +		14,748
414	Legg Mason Opportunity Trust		2,983
21,825	Putnam Equity Spectrum Fund +		513,759
53,996	RiverPark/Wedgewood Fund		557,238
2,711	Sequoia Fund, Inc.		352,357
21,232	Tilson Dividend Fund		257,750
			1,698,835
	International - 0.75%
8	Artisan International Small Cap Fund		124
1,019	Artisan International Value Fund, Investor Shares		23,891
7,625	Royce International Mico-Cap Fund +		59,554
273	Third Avenue International Value Fund		3,946
93	Tweedy Browne Global Value Fund		2,013
			89,528
	Value - 36.68%
70,585	AKRE Focus Fund +		844,897
87	Artisan Small Cap Value Fund		1,247
26,530	Evermore Global Value Fund +		214,364
19,046	First Eagle Global Fund		840,860
17,156	GoodHaven Fund +		326,990
38,914	IVA Worldwide Fund		612,113
86	Kinetics Paradigm Fund		1,633
109	Longleaf Partners Fund		2,712
15,371	Pinnacle Value Fund +		209,809
9,296	Prospector Capital Appreciation Fund		132,378
3,235	Walthausen Small Cap Value Fund +		42,638
23,342	Westport Fund +		485,045
49,927	Wintergreen Fund +		643,054
			4,357,740

	TOTAL EQUITY MUTUAL FUNDS
		(Cost $6,294,273)	6,947,097

	EXCHANGE TRADED FUNDS - 6.44%
	Asset Allocation - 1.62%
10,000	ProShares UltraShort Euro +		192,800

	Debt - 4.82%
5,200	PIMCO 25+ Year Zero Coupon US Treasury Index Fund		572,728

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $717,217)		765,528

	U.S. GOVERNMENT BONDS - 2.11%
	Treasury Inflation Indexed Bonds (TIPs) - 2.11%
200,000	To Yield 1.75%, 1/15/2028		250,121

	TOTAL U.S. GOVERNMENT BONDS
	(Cost $255,765)		250,121

	COMMON STOCKS - 17.75%
	Beverages - 3.48%
1,900	Brown-Forman Corp.		129,124
1,700	Diageo PLC - ADR		129,081
2,500	PepsiCo., Inc.		154,750
			412,955
	Biotechnology - 1.14%
3,500	Gilead Sciences, Inc. +		135,800

	Computers - 0.96%
300	Apple, Inc.		114,354

	Diversified Financial Services - 0.61%
8,000	Och-Ziff Capital Management Group		73,040

	Diversified Holding Companies - 0.86%
1,800	Leucadia National Corp.		40,824
958	Siem Industries, Inc. (a) +		61,312
			102,136
	Food - 2.34%
6,500	Nathan's Famous, Inc. +		123,435
2,800	Nestle SA - ADR		154,280
			277,715
	Healthcare Products & Services - 2.20%
3,000	Bio-Reference Labs, Inc. +		55,230
2,500	Covidien PLC		110,250
1,500	Johnson & Johnson		95,565
			261,045
	Household Products & Wares - 1.01%
2,700	Henkel AG & Co.		119,476

	Insurance - 1.02%
1,700	Berkshire Hathaway, Inc., Class B +		120,768

	Oil & Gas Services - 0.47%
700	Seacor Holdings		56,147

	Pharmaceuticals - 1.78%
2,500	Abbott Laboratories		127,850
98,421	Liberator Medical Holdings, Inc. +		83,658
			211,508
	Retail - 1.09%
2,500	Wal-Mart Stores, Inc.		129,750

	Tobacco - 0.79%
1,500	Philip Morris International, Inc.		93,570

	TOTAL COMMON STOCKS
	(Cost $2,097,263)		2,108,264

	LIMITED PARTNERSHIP - 9.97%
609,489	Armor Capital Partners LP + ++ (a)		1,119,505
1,000	New England Realty Associates		65,500

	TOTAL LIMITED PARTNERSHIP
	(Cost $767,550)		1,185,005

	TOTAL INVESTMENTS
	(Cost $10,132,068)(b)	94.74%	$ 11,256,015
	Other assets in excess of liabilities	5.26%	625,963

	TOTAL NET ASSETS	100.00%	$ 11,881,978

ADR - American Depositary Receipt
RIC - Regulated Investment Company
Non-income producing securities.
Restricted securities. The aggregate value of such securities is 9.42% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.

 Securities for which market quotations are not readily available.   The aggregate value of such securities is 9.94% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.

 Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$1,482,725
		Unrealized appreciation:	(358,778)
	Net unrealized appreciation:		$1,123,947

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of September 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks:
Beverages	$ 412,955			$ 412,955
Biotechnology	135,800			135,800
Computers	114,354			114,354
Diversified Financial Services	73,040			73,040
Diversified Holding Companies	40,824		61,312	102,136
Food	277,715			277,715
Healthcare Products & Services	261,045			261,045
Household Products & Wares	119,476			119,476
Insurance	120,768			120,768
Oil & Gas Services	56,147			56,147
Pharmaceuticals	211,508			211,508
Retail	129,750			129,750
Tobacco	93,570			93,570
Equity Mutual Funds (RICs)	6,947,097			6,947,097
Exchange Traded Funds	765,528			765,528
U.S. Government Bonds	250,121			250,121
Limited Partnerships	65,500		1,119,505	1,185,005
Total	$ 10,075,198	$ -	$ 1,180,817	$ 11,256,015

The following is a reconciliation of assets in which level 3 inputs were used in determining value:
	Common Stocks -Diversified Holding Companies	Limited Partnerships	Total
Beginning balance	$ 90,566	$ 1,176,433	$ 731,258
Total realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	(7,190)	(56,928)	260,093
Return of Capital	-	-	-
Cost of purchases	-	-	271,012
Proceeds from sales	(22,064)	-	-
Accrued interest	-	-	-
Net transfers in/out of level 3	-	-	-
Ending balance	$ 61,312	$ 1,119,505	$ 1,262,363

The total change in unrealized appreciation (depreciation) included in the Schedule of Investments attributable to level 3 investments still held at September 30, 2011 includes:
	$ (7,190)	$ (56,928)	$ (64,118)

APPENDIX A:

Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. If no mean price is available, the last bid price is used.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing systems selected by R.W. Rogé & Co., Inc. (the “Advisor”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Advisor deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange-traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value (face value).

The Fund normally calculates net asset value (“NAV”) per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) (generally 4:00PM Eastern Time) once on each day on which the NYSE is open for trading. Trading in securities on Far Eastern and certain other securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE. In addition, Far Eastern and other securities trading generally, or in a particular country or countries, may take place on days that the NYSE is closed, and on which a Fund’s net asset value is not calculated. As a result of the aforementioned, calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Other securities for which market quotations are not readily available are valued at their fair value, as determined in good faith in accordance with the guidelines established by the Board.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, a Board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.

As of September 30, 2011, the Fund held two securities for which market quotations were not readily available.  The market value of these securities represented 9.94% of its net assets.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rogé Partners Funds

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

11/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

11/29/11

By

*/s/ Susan J. Rogé

       Susan J. Rogé, Treasurer

Date

11/29/11